Unaudited Condensed Statements of Change in Shareholders’ Equity - USD ($)		Ordinary share		Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income	Non-controlling interest	Total
Balance at Mar. 31, 2024		$ 10,506		$ 1,730,098	$ 11,938,374	$ (120,551)	$ 2,366,732	$ 15,925,159
Balance (in Shares) at Mar. 31, 2024		105,055,345
Net loss					(512,287)		(290,155)	(802,442)
Foreign currency translation adjustments						(10,469)	(2,023)	(12,492)
Balance at Sep. 30, 2024		$ 10,506		1,730,098	11,426,087	(131,020)	2,074,554	15,110,225
Balance (in Shares) at Sep. 30, 2024		105,055,345
Balance at Mar. 31, 2025		$ 12,196	[1]	18,149,582	17,513,985	178,312	1,103,187	$ 36,957,262
Balance (in Shares) at Mar. 31, 2025		121,947,978	[1]					121,947,978	[2]
Net loss					(5,098,857)		(453,301)	$ (5,552,158)
Recognition of non-controlling interest of through business combination							27,070,012	27,070,012
Acquisition of additional non-controlling interest							(24,806,735)	(24,806,735)
Ordinary shares issued for conversion of convertible notes		$ 12	[1]	227,868				227,880
Ordinary shares issued for conversion of convertible notes (in Shares)	[1]	116,021
Ordinary shares issued from shares subscription agreement		$ 63	[1]	2,499,937				2,500,000
Ordinary shares issued from shares subscription agreement (in Shares)	[1]	625,000
Share-based compensation		$ 4	[1]	99,996				100,000
Share-based compensation (in Shares)	[1]	41,853
Foreign currency translation adjustments						(465,853)	(23,872)	(489,725)
Balance at Sep. 30, 2025		$ 12,275	[1]	$ 20,977,383	$ 12,415,128	$ (287,541)	$ 2,889,291	$ 36,006,536
Balance (in Shares) at Sep. 30, 2025		122,730,852	[1]					122,730,852	[2]

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.
[2]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.